Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000202310
Account Value [Line Items]
Account Value	$ 12,338	$ 12,567	$ 12,508	$ 12,728	$ 12,564	$ 12,461	$ 12,240	$ 12,152	$ 11,955	$ 12,135	$ 12,050	$ 12,174	$ 12,112	$ 11,824	$ 11,504	$ 11,606	$ 11,839	$ 11,955	$ 11,945	$ 11,989	$ 12,132	$ 12,134	$ 11,799	$ 11,942	$ 11,676	$ 11,808	$ 11,557	$ 11,426	$ 12,261	$ 12,599	$ 12,041	$ 12,465	$ 12,564	$ 12,845	$ 13,026	$ 12,909	$ 13,191	$ 13,153	$ 13,057	$ 12,934	$ 13,030	$ 13,039	$ 12,727	$ 12,659	$ 12,531	$ 12,350	$ 12,349	$ 12,548	$ 12,475	$ 12,323	$ 12,192	$ 12,259	$ 12,288	$ 12,153	$ 11,842	$ 11,697	$ 11,638	$ 11,239	$ 11,482	$ 11,359	$ 11,163	$ 11,090	$ 11,070	$ 11,028	$ 11,204	$ 10,961	$ 10,914	$ 10,831	$ 10,683	$ 10,644	$ 10,463	$ 10,473	$ 10,311	$ 10,262	$ 10,227	$ 10,389	$ 10,516	$ 10,457	$ 10,499	$ 10,476	$ 10,439	$ 10,450	$ 10,341	$ 10,439	$ 10,508	$ 10,407	$ 10,383	$ 10,358	$ 10,407	$ 10,329	$ 10,288	$ 10,393	$ 10,392	$ 10,338	$ 10,337	$ 10,289	$ 10,193	$ 10,222	$ 10,409	$ 10,438	$ 10,380	$ 10,421	$ 10,330	$ 10,122	$ 10,198	$ 10,151	$ 9,980	$ 9,885	$ 9,790	$ 9,878	$ 9,896	$ 9,850	$ 9,932	$ 10,037	$ 10,037	$ 10,139	$ 10,214	$ 10,149	$ 10,195	$ 10,288
C000202308
Account Value [Line Items]
Account Value	11,534	11,757	11,692	11,920	11,752	11,668	11,458	11,378	11,204	11,371	11,291	11,411	11,351	11,098	10,792	10,883	11,110	11,226	11,208	11,254	11,396	11,390	11,080	11,219	10,973	11,104	10,862	10,746	11,530	11,842	11,331	11,734	11,836	12,091	12,272	12,161	12,428	12,396	12,305	12,200	12,286	12,301	12,013	11,941	11,822	11,660	11,653	11,846	11,785	11,640	11,516	11,585	11,616	11,485	11,203	11,062	11,005	10,641	10,868	10,757	10,567	10,507	10,487	10,447	10,620	10,396	10,354	10,266	10,126	10,102	9,928	9,938	9,790	9,745	9,714	9,873	9,989	9,944	9,979	9,958	9,926	9,939	9,835	9,931	9,998	9,900	9,889	9,867	9,915	9,841	9,803	9,899	9,901	9,850	9,852	9,815	9,731	9,759	9,933	9,961	9,914	9,949	9,863	9,672	9,746	9,700	9,542	9,459	9,366	9,461	9,470	9,434	9,514	9,618	9,618	9,718	9,800	9,736	9,781	9,881
C000202309
Account Value [Line Items]
Account Value	11,329	11,549	11,484	11,708	11,543	11,461	11,254	11,175	11,005	11,169	11,091	11,208	11,149	10,901	10,600	10,689	10,913	11,026	11,009	11,054	11,194	11,188	10,883	11,019	10,778	10,910	10,684	10,577	11,349	11,673	11,170	11,584	11,681	11,956	12,131	12,025	12,311	12,278	12,193	12,092	12,191	12,217	11,930	11,877	11,764	11,605	11,607	11,807	11,744	11,616	11,494	11,574	11,614	11,498	11,215	11,079	11,040	10,669	10,917	10,802	10,624	10,561	10,551	10,520	10,696	10,477	10,440	10,368	10,230	10,202	10,047	10,058	9,914	9,873	9,847	10,010	10,132	10,092	10,147	10,123	10,096	10,118	10,023	10,123	10,194	10,112	10,098	10,081	10,141	10,069	10,036	10,145	10,153	10,107	10,116	10,076	9,997	10,037	10,215	10,255	10,215	10,259	10,175	9,986	10,065	10,025	9,868	9,790	9,692	9,792	9,821	9,782	9,868	9,990	9,990	10,106	10,192	10,135	10,183	10,288
C000202311
Account Value [Line Items]
Account Value	12,433	12,654	12,594	12,819	12,650	12,545	12,319	12,230	12,042	12,214	12,128	12,254	12,191	11,910	11,582	11,675	11,912	12,044	12,021	12,066	12,213	12,203	11,873	12,020	11,748	11,883	11,626	11,505	12,333	12,669	12,113	12,546	12,637	12,914	13,101	12,980	13,269	13,231	13,132	13,007	13,105	13,116	12,797	12,729	12,588	12,414	12,413	12,606	12,542	12,386	12,252	12,321	12,351	12,213	11,896	11,748	11,698	11,291	11,540	11,413	11,213	11,140	11,119	11,076	11,255	11,017	10,970	10,875	10,724	10,685	10,510	10,510	10,356	10,305	10,270	10,435	10,553	10,503	10,547	10,513	10,476	10,487	10,387	10,477	10,547	10,444	10,420	10,395	10,444	10,364	10,322	10,430	10,428	10,373	10,363	10,324	10,226	10,255	10,436	10,466	10,406	10,449	10,355	10,153	10,221	10,173	9,999	9,911	9,805	9,904	9,913	9,866	9,950	10,057	10,047	10,152	10,227	10,161	10,208	10,303
C000202266
Account Value [Line Items]
Account Value	13,402	13,446	13,282	13,481	13,303	13,163	12,919	12,811	12,647	12,827	12,697	12,747	12,714	12,346	12,017	12,050	12,164	12,207	12,094	12,060	12,092	12,046	11,972	12,115	11,853	11,839	11,645	11,663	11,963	12,062	11,877	12,111	12,142	12,203	12,303	12,433	12,562	12,519	12,575	12,590	12,639	12,601	12,599	12,574	12,537	12,480	12,503	12,444	12,443	12,286	11,958	11,951	11,955	11,853	11,627	11,466	11,209	10,938	11,705	11,691	11,606	11,475	11,479	11,424	11,415	11,371	11,326	11,142	11,130	11,040	10,952	10,924	10,784	10,766	10,794	10,832	10,828	10,821	10,792	10,819	10,844	10,880	10,924	10,983	10,834	10,772	10,778	10,743	10,693	10,650	10,584	10,562	10,499	10,479	10,471	10,394	10,330	10,252	10,232	10,214	10,179	10,150	10,050	9,994	9,998	9,915	9,857	9,910	9,970	10,027	10,039	9,980	10,045	10,087	10,078	10,139	10,148	10,157	10,140	10,085
C000202264
Account Value [Line Items]
Account Value	12,495	12,539	12,402	12,577	12,427	12,298	12,073	11,962	11,824	11,995	11,876	11,925	11,897	11,554	11,237	11,283	11,391	11,422	11,331	11,289	11,321	11,281	11,213	11,362	11,119	11,108	10,928	10,948	11,232	11,328	11,157	11,379	11,400	11,472	11,556	11,693	11,817	11,780	11,835	11,852	11,902	11,857	11,870	11,848	11,805	11,754	11,791	11,737	11,739	11,594	11,276	11,283	11,290	11,185	10,985	10,824	10,595	10,331	11,070	11,048	10,981	10,860	10,866	10,816	10,811	10,772	10,731	10,560	10,540	10,468	10,376	10,353	10,222	10,218	10,247	10,286	10,284	10,281	10,256	10,283	10,310	10,346	10,380	10,449	10,310	10,253	10,261	10,230	10,174	10,146	10,086	10,057	10,010	9,993	9,988	9,916	9,857	9,785	9,769	9,755	9,724	9,698	9,605	9,554	9,551	9,484	9,430	9,483	9,543	9,600	9,613	9,559	9,624	9,666	9,660	9,722	9,732	9,743	9,730	9,679
C000202265
Account Value [Line Items]
Account Value	12,291	12,335	12,200	12,372	12,224	12,098	11,876	11,767	11,631	11,800	11,682	11,731	11,703	11,366	11,054	11,099	11,206	11,236	11,146	11,105	11,137	11,097	11,031	11,177	10,938	10,934	10,752	10,789	11,064	11,165	11,003	11,241	11,267	11,333	11,436	11,566	11,696	11,666	11,728	11,752	11,808	11,770	11,790	11,776	11,751	11,696	11,739	11,692	11,701	11,564	11,264	11,266	11,280	11,193	10,989	10,845	10,611	10,363	11,100	11,085	11,024	10,909	10,922	10,879	10,880	10,847	10,813	10,647	10,644	10,567	10,491	10,474	10,348	10,350	10,375	10,421	10,425	10,428	10,409	10,443	10,477	10,520	10,572	10,638	10,502	10,462	10,465	10,440	10,401	10,368	10,313	10,300	10,248	10,237	10,238	10,170	10,116	10,049	10,038	10,029	10,004	9,984	9,894	9,848	9,861	9,787	9,738	9,798	9,867	9,932	9,951	9,912	9,975	10,026	10,026	10,096	10,113	10,131	10,123	10,077
C000202267
Account Value [Line Items]
Account Value	$ 13,501	13,558	13,392	13,577	13,412	13,269	13,022	12,899	12,747	12,927	12,795	12,845	12,810	12,439	12,094	12,139	12,253	12,282	12,180	12,132	12,163	12,116	12,040	12,196	11,932	11,917	11,721	11,739	12,039	12,138	11,951	12,185	12,216	12,277	12,363	12,506	12,634	12,590	12,645	12,660	12,708	12,656	12,666	12,639	12,590	12,531	12,566	12,506	12,503	12,345	12,004	12,007	12,010	11,895	11,680	11,505	11,258	10,974	11,754	11,728	11,653	11,521	11,524	11,468	11,459	11,413	11,367	11,182	11,158	11,078	10,978	10,950	10,808	10,801	10,828	10,865	10,860	10,853	10,812	10,838	10,873	10,897	10,941	10,999	10,860	10,797	10,801	10,766	10,704	10,660	10,604	10,571	10,518	10,497	10,488	10,400	10,345	10,256	10,246	10,228	10,193	10,162	10,052	10,005	9,999	9,926	9,857	9,910	9,970	10,027	10,039	9,980	10,045	10,087	10,078	10,139	10,148	10,157	10,140	10,085
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value	$ 12,481	12,681	12,620	12,851	12,661	12,562	12,342	12,246	12,039	12,246	12,146	12,277	12,256	11,934	11,620	11,704	11,924	12,032	12,017	12,057	12,203	12,190	11,848	12,012	11,796	11,918	11,704	11,560	12,380	12,718	12,187	12,585	12,712	12,977	13,223	13,111	13,381	13,339	13,221	13,073	13,167	13,190	12,847	12,770	12,617	12,443	12,467	12,671	12,629	12,486	12,347	12,428	12,474	12,339	12,062	11,929	11,893	11,571	11,778	11,617	11,378	11,335	11,318	11,289	11,445	11,179	11,139	11,045	10,865	10,829	10,634	10,635	10,494	10,437	10,387	10,538	10,651	10,574	10,625	10,583	10,538	10,544	10,435	10,537	10,628	10,532	10,518	10,496	10,563	10,452	10,406	10,505	10,510	10,448	10,454	10,405	10,318	10,328	10,530	10,572	10,515	10,562	10,471	10,258	10,331	10,296	10,114	10,003	9,856	9,935	9,945	9,920	9,978	10,055	10,034	10,133	10,217	10,142	10,191	10,315
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value	$ 12,481	12,681	12,620	12,851	12,661	12,562	12,342	12,246	12,039	12,246	12,146	12,277	12,256	11,934	11,620	11,704	11,924	12,032	12,017	12,057	12,203	12,190	11,848	12,012	11,796	11,918	11,704	11,560	12,380	12,718	12,187	12,585	12,712	12,977	13,223	13,111	13,381	13,339	13,221	13,073	13,167	13,190	12,847	12,770	12,617	12,443	12,467	12,671	12,629	12,486	12,347	12,428	12,474	12,339	12,062	11,929	11,893	11,571	11,778	11,617	11,378	11,335	11,318	11,289	11,445	11,179	11,139	11,045	10,865	10,829	10,634	10,635	10,494	10,437	10,387	10,538	10,651	10,574	10,625	10,583	10,538	10,544	10,435	10,537	10,628	10,532	10,518	10,496	10,563	10,452	10,406	10,505	10,510	10,448	10,454	10,405	10,318	10,328	10,530	10,572	10,515	10,562	10,471	10,258	10,331	10,296	10,114	10,003	9,856	9,935	9,945	9,920	9,978	10,055	10,034	10,133	10,217	10,142	10,191	10,315
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value	$ 12,481	12,681	12,620	12,851	12,661	12,562	12,342	12,246	12,039	12,246	12,146	12,277	12,256	11,934	11,620	11,704	11,924	12,032	12,017	12,057	12,203	12,190	11,848	12,012	11,796	11,918	11,704	11,560	12,380	12,718	12,187	12,585	12,712	12,977	13,223	13,111	13,381	13,339	13,221	13,073	13,167	13,190	12,847	12,770	12,617	12,443	12,467	12,671	12,629	12,486	12,347	12,428	12,474	12,339	12,062	11,929	11,893	11,571	11,778	11,617	11,378	11,335	11,318	11,289	11,445	11,179	11,139	11,045	10,865	10,829	10,634	10,635	10,494	10,437	10,387	10,538	10,651	10,574	10,625	10,583	10,538	10,544	10,435	10,537	10,628	10,532	10,518	10,496	10,563	10,452	10,406	10,505	10,510	10,448	10,454	10,405	10,318	10,328	10,530	10,572	10,515	10,562	10,471	10,258	10,331	10,296	10,114	10,003	9,856	9,935	9,945	9,920	9,978	10,055	10,034	10,133	10,217	10,142	10,191	10,315
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value	$ 12,481	12,681	12,620	12,851	12,661	12,562	12,342	12,246	12,039	12,246	12,146	12,277	12,256	11,934	11,620	11,704	11,924	12,032	12,017	12,057	12,203	12,190	11,848	12,012	11,796	11,918	11,704	11,560	12,380	12,718	12,187	12,585	12,712	12,977	13,223	13,111	13,381	13,339	13,221	13,073	13,167	13,190	12,847	12,770	12,617	12,443	12,467	12,671	12,629	12,486	12,347	12,428	12,474	12,339	12,062	11,929	11,893	11,571	11,778	11,617	11,378	11,335	11,318	11,289	11,445	11,179	11,139	11,045	10,865	10,829	10,634	10,635	10,494	10,437	10,387	10,538	10,651	10,574	10,625	10,583	10,538	10,544	10,435	10,537	10,628	10,532	10,518	10,496	10,563	10,452	10,406	10,505	10,510	10,448	10,454	10,405	10,318	10,328	10,530	10,572	10,515	10,562	10,471	10,258	10,331	10,296	10,114	10,003	9,856	9,935	9,945	9,920	9,978	10,055	10,034	10,133	10,217	10,142	10,191	10,315
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	$ 11,866	$ 11,821	$ 11,776	$ 11,725	$ 11,670	$ 11,618	$ 11,570	$ 11,515	$ 11,466	$ 11,415	$ 11,368	$ 11,320	$ 11,267	$ 11,217	$ 11,167	$ 11,116	$ 11,066	$ 11,022	$ 10,972	$ 10,929	$ 10,895	$ 10,848	$ 10,813	$ 10,779	$ 10,740	$ 10,706	$ 10,689	$ 10,662	$ 10,645	$ 10,640	$ 10,637	$ 10,630	$ 10,629	$ 10,625	$ 10,624	$ 10,625	$ 10,624	$ 10,623	$ 10,623	$ 10,623	$ 10,622	$ 10,622	$ 10,622	$ 10,622	$ 10,622	$ 10,621	$ 10,620	$ 10,619	$ 10,618	$ 10,617	$ 10,616	$ 10,615	$ 10,614	$ 10,612	$ 10,611	$ 10,610	$ 10,610	$ 10,579	$ 10,563	$ 10,549	$ 10,534	$ 10,521	$ 10,501	$ 10,482	$ 10,461	$ 10,442	$ 10,419	$ 10,395	$ 10,376	$ 10,352	$ 10,334	$ 10,314	$ 10,295	$ 10,274	$ 10,256	$ 10,240	$ 10,222	$ 10,206	$ 10,189	$ 10,173	$ 10,160	$ 10,146	$ 10,136	$ 10,124	$ 10,113	$ 10,104	$ 10,095	$ 10,087	$ 10,077	$ 10,069	$ 10,060	$ 10,055	$ 10,048	$ 10,047	$ 10,042	$ 10,038	$ 10,034	$ 10,032	$ 10,030	$ 10,025	$ 10,023	$ 10,020	$ 10,016	$ 10,015	$ 10,013	$ 10,008	$ 10,006	$ 10,005	$ 10,002	$ 10,001	$ 10,002	$ 10,002	$ 10,000	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000	$ 10,000